Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 9 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Software	$479,000	$185,215
Technology	4,551,724	4,266,138
Total intangible assets	5,030,724	4,451,353
Less: accumulated amortization	(1,304,122)	(262,003)
Intangible assets, net	$3,726,602	$4,189,350

Amortization expense was $ 945,744 and $226,858 for the year ended December 31, 2020 and 2019, respectively.